SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 90.9%

INDIA -- 90.9%


                                          SHARES            VALUE
------------------------------------------------------------------------
Agricultural Equipment -- 7.2%
------------------------------------------------------------------------
Punjab Tractors Ltd.                           85,050       $  2,598,968
The only fully indigenously designed
tractor manufacturer in the country.
------------------------------------------------------------------------
                                                            $  2,598,968
------------------------------------------------------------------------
Apparel -- 3.6%
------------------------------------------------------------------------
Bata India Ltd.(1)                            259,700       $  1,287,420
An integrated manufacturer of shoes with
market leadership.
------------------------------------------------------------------------
                                                            $  1,287,420
------------------------------------------------------------------------
Auto and Parts -- 8.7%
------------------------------------------------------------------------
Hero Honda Motors Ltd.                         55,700       $  1,387,362
Honda's motorcycle manufacturer and
distributor in India.
Hero Honda Motors Ltd.                         16,800            418,450
Honda's motorcycle manufacturer and
distributor in India.
IFB Industries Ltd.(2)                             50                  7
Manufacturer of high precision
engineering tools and domestic
appliances.
Motor Industries                               14,150          1,301,761
A subsidiary of Robert Bosch of Germany
with a presence in the auto components
industry, with products such as spark
plugs & fuel injection pumps.
------------------------------------------------------------------------
                                                            $  3,107,580
------------------------------------------------------------------------
Banks and Money Services -- 0.0%
------------------------------------------------------------------------
Kotak Mahindra Finance Ltd.(1)                    700       $        295
Bill discounting & consumer financing.
Oriental Bank of Commerce(1)                      100                 82
Public sector retail bank.
State Bank of India(1)(2)                         200              1,092
The largest public sector commercial
bank in India, with over 8000 branches.
Engaged in retail banking & a range of
non-fund based activities.
------------------------------------------------------------------------
                                                            $      1,469
------------------------------------------------------------------------
                                          SHARES            VALUE
------------------------------------------------------------------------
Beverages -- 0.0%
------------------------------------------------------------------------
Tata Tea Ltd.(1)                                  100       $        876
Integrated tea company with substantial
presence in plantation as well as direct
marketing of branded tea.
------------------------------------------------------------------------
                                                            $        876
------------------------------------------------------------------------
Broadcasting and Cable -- 5.1%
------------------------------------------------------------------------
Zee Telefilms Ltd.(2)                          54,400       $  1,825,461
Dominant television broadcaster in
India.
------------------------------------------------------------------------
                                                            $  1,825,461
------------------------------------------------------------------------
Chemicals -- 9.3%
------------------------------------------------------------------------
Hindustan Lever Chemicals Ltd.                155,400       $  1,684,456
Lever's fertilizer company in India.
Reliance Industries Ltd.(1)                   401,281          1,635,294
Integrated petrochemical company with
world size capacities and major presence
in polyesters and polymers.
Tata Chemicals(1)                               1,449              2,592
A diversified company with a major
presence in soda ash, caustic soda &
fertilizers.
Thermax Ltd.(1)                                 1,800              7,846
Niche supplier of boilers and pollution
control equipment.
------------------------------------------------------------------------
                                                            $  3,330,188
------------------------------------------------------------------------
Computer Software -- 22.5%
------------------------------------------------------------------------
BFL Software Ltd.(1)(2)                        78,900       $  1,646,328
Mid size fast growing company involved
in software development.
Digital Equipments (India) Ltd.(1)             96,200            948,466
Indian subsidiary of Digital USA
involved solely in software development.
Infosys Technologies Ltd.                      37,400          3,127,893
India's dominant software services
provider.
NIIT Ltd.                                      40,000          1,875,461
Largest company providing software
education and services in India.
Onward Technologies Ltd.(1)(2)                 26,200            113,537
Software unit of Novell India.
PSI Data Systems Ltd.                          31,150            345,265
Indian software unit of Group Bull of
France.
Tata Infotech Ltd.(1)                              78              1,914
One of the largest information
technology service & solution providers
in India with interest in software
development, distribution, networking,
maintenance, support and training.
------------------------------------------------------------------------
                                                            $  8,058,864
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES            VALUE
------------------------------------------------------------------------
Conglomerates -- 0.0%
------------------------------------------------------------------------
Indian Rayon & Industries Ltd.(1)                 153       $        498
Diversified company with interests in
cement, textiles, rayon and carbon
black.
------------------------------------------------------------------------
                                                            $        498
------------------------------------------------------------------------
Diversified Industry -- 4.1%
------------------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)                 786       $        344
Has business interests in the
manufacturing of synthetic yarns & the
export of processed foods.
Larsen & Toubro Ltd.(1)                       223,300          1,475,449
India's largest company in the
engineering & construction sector.
Thiru Arooran Sugars                              100                104
A manufacturer of sugar & industrial
alcohol. Has also made foray into
cogeneration of power through bagasse.
------------------------------------------------------------------------
                                                            $  1,475,897
------------------------------------------------------------------------
Drugs -- 2.3%
------------------------------------------------------------------------
Wyeth Lederle Ltd.                             67,050       $    811,682
A subsidiary of American Home Products.
------------------------------------------------------------------------
                                                            $    811,682
------------------------------------------------------------------------
Drugs and Agrochemicals -- 0.0%
------------------------------------------------------------------------
Novartis India Ltd.(2)                             40       $        822
Indian unit of Swiss pharmaceutical
parent company.
------------------------------------------------------------------------
                                                            $        822
------------------------------------------------------------------------
Electric Utilities -- 0.0%
------------------------------------------------------------------------
BSES Ltd.(1)                                      200       $        688
A monopoly distributor of power in
suburbs of Bombay.
------------------------------------------------------------------------
                                                            $        688
------------------------------------------------------------------------
Foods -- 4.6%
------------------------------------------------------------------------
Smithkline Beecham Consumer Healthcare
Ltd.(2)                                       123,500       $  1,667,079
Unit of Smithkline UK selling milk
additives and biscuits.
------------------------------------------------------------------------
                                                            $  1,667,079
------------------------------------------------------------------------
Household Products -- 9.2%
------------------------------------------------------------------------
Hindustan Lever Ltd.(1)                        60,400       $  3,315,313
A diversified multinational of the
Unilever group and a market leader in
soap & detergents, personal care & food
processing industries.

                                          SHARES            VALUE
------------------------------------------------------------------------

Household Products (continued)
------------------------------------------------------------------------
Reckitt and Colman of India Ltd.(1)                50       $        518
Manufacturer of household products such
as mosquito repellent, surface cleaning
agents and antiseptic lotions.
------------------------------------------------------------------------
                                                            $  3,315,831
------------------------------------------------------------------------
Investment Services -- 2.3%
------------------------------------------------------------------------
Housing Development Finance                    16,000       $    819,926
Leading issuer of home mortgages in
India.
ICICI Limited(1)                                  250                424
Development finance company supporting
infrastructure projects.
------------------------------------------------------------------------
                                                            $    820,350
------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
------------------------------------------------------------------------
Hotel Leela Venture Ltd.(1)                       750       $        636
Operates business hotels & a beach
resort in Bombay & Goa, respectively.
------------------------------------------------------------------------
                                                            $        636
------------------------------------------------------------------------
Machinery -- 2.0%
------------------------------------------------------------------------
Otis Elevator Co. (India) Ltd.                 90,000       $    705,512
Manufacturer of elevators and escalators
with dominant market share.
------------------------------------------------------------------------
                                                            $    705,512
------------------------------------------------------------------------
Manufacturing -- 2.5%
------------------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.                   92,000       $    912,786
Subsidiary of British Gas involved in
gas distribution in India.
------------------------------------------------------------------------
                                                            $    912,786
------------------------------------------------------------------------
Medical Products -- 0.0%
------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.(1)                      514       $      7,753
Presence in anti-bacterial and
antibiotics segments, and a major
exporter of bulk drugs and formulations.
------------------------------------------------------------------------
                                                            $      7,753
------------------------------------------------------------------------
Metals - Industrial -- 2.5%
------------------------------------------------------------------------
Hindalco Industries Ltd. GDR                   45,000       $    880,875
Dominant aluminum maker in India.
Tata Iron and Steel Co. Ltd.(1)                   203                655
India's most profitable steel company.
------------------------------------------------------------------------
                                                            $    881,530
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES            VALUE
------------------------------------------------------------------------
Oil and Gas - Integrated -- 0.0%
------------------------------------------------------------------------
Hindustan Petroleum(1)                          1,100       $      6,304
One of the top three oil refining and
marketing companies in India.
------------------------------------------------------------------------
                                                            $      6,304
------------------------------------------------------------------------
Packaging -- 0.0%
------------------------------------------------------------------------
Flex Industries (wts)(2)(3)                     4,274       $          5
Leading integrated company in the
packaging industry.
------------------------------------------------------------------------
                                                            $          5
------------------------------------------------------------------------
Telecommunications -- 0.0%
------------------------------------------------------------------------
Mahanger Telephone Nigam Ltd.(1)                1,100       $      4,719
Government owned monopoly provider of
fixed wire telephone services in India's
major cities of Bombay & Delhi.
------------------------------------------------------------------------
                                                            $      4,719
------------------------------------------------------------------------
Tobacco -- 5.0%
------------------------------------------------------------------------
ITC Ltd.                                       71,053       $  1,795,170
Dominant tobacco company in India.
------------------------------------------------------------------------
                                                            $  1,795,170
------------------------------------------------------------------------
Transportation -- 0.0%
------------------------------------------------------------------------
Great Eastern Shipping(1)                       1,310       $        734
Diversified company with interests in
shipping and property development.
------------------------------------------------------------------------
                                                            $        734
------------------------------------------------------------------------
Total India
   (identified cost $23,049,732)                            $ 32,618,822
------------------------------------------------------------------------
SRI LANKA -- 0.0%
Banks and Money Services -- 0.0%
------------------------------------------------------------------------
Development Finance Corp.(2)                        2       $          3
One of Sri Lanka's largest development
financial institutions involved in
project financing & investment banking.
------------------------------------------------------------------------
                                                            $          3
------------------------------------------------------------------------

                                          SHARES            VALUE
------------------------------------------------------------------------

Conglomerates -- 0.0%
------------------------------------------------------------------------
Hayleys Ltd.(2)                                     1       $          2
Has interest in diversified business of
shipping, agriculture, textiles &
hotels.
------------------------------------------------------------------------
                                                            $          2
------------------------------------------------------------------------
Total Sri Lanka
   (identified cost $11)                                    $          5
------------------------------------------------------------------------
Total Common Stocks
   (identified cost $23,049,743)                            $ 32,618,827
------------------------------------------------------------------------
BONDS -- 0.0%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S OMITTED)   VALUE
------------------------------------------------------------------------
Flex Industries, 13.50%, 12/31/99(3)      $       812       $     13,406
------------------------------------------------------------------------
Total Bonds
   (identified cost $26,133)                                $     13,406
------------------------------------------------------------------------
Total Investments -- 90.9%
   (identified cost $23,075,876)                            $ 32,632,233
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 9.1%                      $  3,255,803
------------------------------------------------------------------------
Net Assets -- 100%                                          $ 35,888,036
------------------------------------------------------------------------

GDR - Global Depositary Receipt
(1) The above securities held by the Portfolio on June 30, 1999 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At June 30, 1999, the aggregate value of these securities amounted to $191,582 representing 0.53% of the Portfolio's net assets (Note 5).
(2)  Non-income producing security.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                          PERCENTAGE
  COMPANY                       INDUSTRY SECTOR                           OF NET ASSETS   VALUE
  ---------------------------------------------------------------------------------------------------
  Hindustan Lever Ltd.          Household Products                              9.2%      $ 3,315,314
  Infosys Technologies Ltd.     Computer Software                               8.7         3,127,894
  Punjab Tractors Ltd.          Agricultural Equipment                          7.2         2,598,968
  NIIT Ltd.                     Computer Software                               5.2         1,875,461
  Zee Telefilms Ltd.            Broadcasting and Cable                          5.1         1,825,461
  Hero Honda Motors Ltd.        Auto and Parts                                  5.0         1,805,812
  ITC Ltd.                      Tobacco                                         5.0         1,795,170
  Hindustan Lever Chemicals
    Ltd.                        Chemicals                                       4.7         1,684,456
  Smithkline Beecham Consumer
    Healthcare Ltd.             Foods                                           4.6         1,667,079
  BFL Software Ltd.             Computer Software                               4.6         1,646,328

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
INDUSTRY SECTOR                           OF NET ASSETS   VALUE
---------------------------------------------------------------------
Computer Software                              22.5%      $ 8,058,865
Chemicals                                       9.3         3,330,188
Household Products                              9.2         3,315,832
Auto and Parts                                  8.7         3,107,580
Agricultural Equipment                          7.2         2,598,968
Broadcasting and Cable                          5.1         1,825,461
Tobacco                                         5.0         1,795,170
Foods                                           4.6         1,667,079
Diversified Industry                            4.1         1,475,897
Apparel                                         3.6         1,287,420

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $23,075,876)         $ 32,632,233
Cash                                         1,561,961
Foreign currency, at value
   (identified cost, $1,775,301)             1,766,973
Receivable for investments sold              2,195,809
Dividends and interest receivable              237,745
Miscellaneous receivable                            82
------------------------------------------------------
TOTAL ASSETS                              $ 38,394,803
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,298,556
Payable to affiliate for Trustees' fees          1,114
Other accrued expenses                         207,097
------------------------------------------------------
TOTAL LIABILITIES                         $  2,506,767
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 35,888,036
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 26,345,606
Net unrealized appreciation (computed on
   the basis of identified cost)             9,542,430
------------------------------------------------------
TOTAL                                     $ 35,888,036
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $2,112)  $    321,331
Interest                                         1,748
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    323,079
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    176,143
Administration fee                              58,714
Trustees fees and expenses                       6,797
Custodian fee                                  219,597
Interest                                        60,600
Legal and accounting services                   33,591
Amortization of organization expenses            5,445
Miscellaneous                                      148
------------------------------------------------------
TOTAL EXPENSES                            $    561,035
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $      5,206
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $      5,206
------------------------------------------------------

NET EXPENSES                              $    555,829
------------------------------------------------------

NET INVESTMENT LOSS                       $   (232,750)
------------------------------------------------------

Realized and Unrealized
Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 14,177,237
   Foreign currency transactions              (205,888)
------------------------------------------------------
NET REALIZED GAIN                         $ 13,971,349
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $    607,973
   Foreign currency                            (32,291)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $    575,682
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 14,547,031
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 14,314,281
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment loss                       $     (232,750)     $      (103,792)
   Net realized gain (loss)                      13,971,349          (12,728,099)
   Net change in unrealized appreciation
      (depreciation)                                575,682            7,726,459
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   14,314,281      $    (5,105,432)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    6,653,278      $     5,420,705
   Withdrawals                                  (37,813,272)         (31,756,273)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $  (31,159,994)     $   (26,335,568)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                   $  (16,845,713)     $   (31,441,000)
--------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $   52,733,749      $    84,174,749
--------------------------------------------------------------------------------
AT END OF PERIOD                             $   35,888,036      $    52,733,749
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999
Increase (Decrease) in Cash               (UNAUDITED)
-----------------------------------------------------------
Cash flows from (for) operating
   activities --
   Purchase of investments                   $  (16,224,123)
   Proceeds from sale of investments             45,742,584
   Dividends, interest and tax reclaims
      received                                      121,257
   Operating expenses paid                         (548,125)
   Foreign currency transactions                  2,513,404
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES           $   31,604,997
-----------------------------------------------------------
Cash flows from (for) financing
   activities --
   Proceeds from capital contributions       $    6,653,278
   Payments for capital withdrawals             (37,813,272)
-----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES       $  (31,159,994)
-----------------------------------------------------------

NET INCREASE IN CASH                         $      445,003
-----------------------------------------------------------

CASH AT BEGINNING OF PERIOD                  $    1,116,958
-----------------------------------------------------------

CASH AT END OF PERIOD                        $    1,561,961
-----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
-----------------------------------------------------------
Net increase in net assets from
   operations                                $   14,314,281
Decrease in receivable for investments
   sold                                           1,762,480
Decrease in foreign currency                      2,751,583
Increase in dividends, interest and
   other receivables                               (201,822)
Decrease in deferred organizational
   expense                                            5,445
Increase in payable for investments
   purchased                                      1,532,008
Increase in payable to affiliate                        519
Increase in accrued expenses and other
   liabilities                                        1,740
Net decrease in investments                      11,438,763
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES           $   31,604,997
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS
                                  ENDED                                YEAR ENDED DECEMBER 31,
                                  JUNE 30, 1999      ------------------------------------------------------------
                                  (UNAUDITED)          1998         1997         1996         1995       1994(1)
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(2)                                2.39%(3)     1.97%        1.61%        1.51%        1.76%        1.16%(3)
Expenses after custodian fee
   reduction(2)                            2.37%(3)     1.87%        1.58%        1.28%        1.35%          --
Net investment income (loss)              (0.99)%(3)   (0.16)%      (0.20)%      (0.11)%      (0.18)%       0.01%(3)
Portfolio Turnover                           41%          60%          48%          46%          38%           1%
-----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 2, 1994, to December 31, 1994.
(2) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the prior period has not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for U.S. Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the U.S. Internal Revenue
   Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1999, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $176,143. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1999, the administration fee was 0.25% (annualized) of average net assets and amounted to $58,714. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 1999, purchases and sales of investments, other than short-term obligations, aggregated $17,532,790 and $43,756,763 respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $ 23,075,876
------------------------------------------------------
Gross unrealized appreciation               10,693,993
Gross unrealized depreciation               (1,137,636)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $  9,556,357
------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 1999 was $2,310,657 and the average interest rate was 5.29%. The maximum borrowing outstanding at any time during the six months ended June 30, 1999 was $13,505,000. As of June 30, 1999, there was no loan outstanding.

SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Treasurer and Assistant
Secretary

William Walter Raleigh Kerr
Vice President and Assistant
Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation